Summary of Significant Accounting Policies (Details) - Schedule of Anti Dilutive Common Shares - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Anti Dilutive Common Shares [Abstract]
Options					162,956	137,050
Warrants					3,435,728	557,695
Total potentially dilutive shares	3,284,483	1,027,257	3,284,483	1,027,257	3,598,684	694,745